Revenues - Summary of Revenue By Channel for Respective Periods (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 5,839,973	$ 916,419	¥ 5,233,170	¥ 3,031,167
Sales to End Customers
Disaggregation Of Revenue [Line Items]
Total net revenues	4,878,453		4,548,804	2,670,831
Sales to Distributor Customers
Disaggregation Of Revenue [Line Items]
Total net revenues	941,322		678,873	359,629
Others Channels
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 20,198		¥ 5,493	¥ 707